Stockholders' Equity	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Notes to Financial Statements
Stockholders' Equity

Note 6 – Stockholders’ Equity

Shares Authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is One Hundred and Five Million (105,000,000) shares of which Five Million (5,000,000) shares shall be Preferred Stock, par value $0.0001 per share, and One Hundred Million (100,000,000) shares shall be Common Stock, par value $0.0001 per share.

Common Stock

On January 30, 2012, upon formation, the Company issued an aggregate of 10,000,000 shares of the newly formed corporation’s common stock to the sole stockholder of Koffee Korner's Texas for all of the issued and outstanding capital of Koffee Korner's Texas. No value was given to the common shares issued by the newly formed corporation.  Therefore, the shares were recorded to reflect the $0.0001 par value and paid in capital was recorded as amount of negative $1,000.

On January 30, 2012, the Company sold 200,000 shares of common stock at par value $0.0001 per share to an individual for $20.

For the period from February 22, 2012 through February 29, 2012, the Company sold 330,000 shares of common stock at $0.10 per share to thirty three (33) individuals, or $33,000 in aggregate for cash.

Capital Contribution

On January 30, 2012, as part of the recapitalization, the Company applied paragraph 505-10-S99-3 of the FASB Accounting Standards Codification (formerly Topic 4B of the Staff Accounting Bulletins (“SAB”) (“SAB Topic 4B”) issued by the U.S. Securities and Exchange Commission (the “SEC”)), by reclassifying the Koffee Korner's Texas capital account of $15,247 and undistributed earnings of $21,026 as of January 30, 2012 to additional paid-in capital.

Note 6 – Stockholders’ Equity

Shares Authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is One Hundred and Five Million (105,000,000) shares of which Five Million (5,000,000) shares shall be Preferred Stock, par value $0.0001 per share, and One Hundred Million (100,000,000) shares shall be Common Stock, par value $0.0001 per share.

Common Stock

On January 30, 2012, upon formation, the Company issued an aggregate of 10,000,000 shares of the newly formed corporation’s common stock to the sole stockholder of Koffee Korner's Texas for all of the issued and outstanding capital of Koffee Korner's Texas. No value was given to the common shares issued by the newly formed corporation.  Therefore, the shares were recorded to reflect the $0.0001 par value and paid in capital was recorded as amount of negative $1,000.

On January 30, 2012, the Company sold 200,000 shares of common stock at par value $0.0001 per share to an individual for $20.

For the period from February 22, 2012 through February 29, 2012, the Company sold 330,000 shares of common stock at $0.10 per share to thirty three (33) individuals, or $33,000 in aggregate for cash.

Capital Contribution

On January 30, 2012, as part of the recapitalization, the Company applied paragraph 505-10-S99-3 of the FASB Accounting Standards Codification (formerly Topic 4B of the Staff Accounting Bulletins (“SAB”) (“SAB Topic 4B”) issued by the U.S. Securities and Exchange Commission (the “SEC”)), by reclassifying the Koffee Korner's Texas capital account of $15,247 and undistributed earnings of $21,026 as of January 30, 2012 to additional paid-in capital.